Adviser Class Prospectus Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated August 25, 2005 to the Adviser Class Prospectus dated January 31, 2005 of:

Equity Portfolio

The following sentence is hereby added within the “Equity Portfolio—Process” section of the Portfolio’s Prospectus:

The Portfolio may invest up to 15% of its net assets in Real Estate Investment Trusts (“REITs”).

The following paragraph is hereby added within the “Equity Portfolio—Principal Risks” section of the Portfolio’s Prospectus:

REITs pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please retain this supplement for future reference.

LIT SPT MEAVX 08/05

Institutional Class Prospectus Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated August 25, 2005 to the Institutional Class Prospectus dated January 31, 2005 of:

Equity Portfolio

The following sentence is hereby added within the “Equity Portfolio—Process” section of the Portfolio’s Prospectus:

The Portfolio may invest up to 15% of its net assets in Real Estate Investment Trusts (“REITs”).

The following paragraph is hereby added within the “Equity Portfolio—Principal Risks” section of the Portfolio’s Prospectus:

REITs pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please retain this supplement for future reference.

LIT SPT MPEQX 08/05

Investment Class Prospectus Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated August 25, 2005 to the Investment Class Prospectus dated January 31, 2005 of:

Equity Portfolio

The following sentence is hereby added within the “Equity Portfolio—Process” section of the Portfolio’s Prospectus:

The Portfolio may invest up to 15% of its net assets in Real Estate Investment Trusts (“REITs”).

The following paragraph is hereby added within the “Equity Portfolio—Principal Risks” section of the Portfolio’s Prospectus:

REITs pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please retain this supplement for future reference.

LIT SPT EQ 08/05

Adviser Class Prospectus Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated August 25, 2005 to the Adviser Class Prospectus dated January 31, 2005 of:

U.S. Core Fixed Income Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust approved changing the name of the U.S. Core Fixed Income Portfolio (the “Portfolio”) to “Core Fixed Income Portfolio.” All references to “U.S. Core Fixed Income Portfolio” in the Prospectus are replaced with “Core Fixed Income Portfolio.”

The fourth sentence of the first paragraph of the section of the Portfolio’s Prospectus titled “U.S. Core Fixed Income Portfolio—Approach” shall be replaced by the following:

The securities in which the Portfolio invests carry an investment grade rating at the time of purchase.

Effective November 1, 2005, the second paragraph of the section of the Portfolio’s Prospectus titled “U.S. Core Fixed Income Portfolio—Process” shall be replaced by the following:

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

Please retain this supplement for future reference.

LIT USCF ADV 08/05

Institutional Class Prospectus Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated August 25, 2005 to the Institutional Class Prospectus dated January 31, 2005 of:

U.S. Core Fixed Income Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust approved changing the name of the U.S. Core Fixed Income Portfolio (the “Portfolio”) to “Core Fixed Income Portfolio”. All references to “U.S. Core Fixed Income Portfolio” in the Prospectus are replaced with “Core Fixed Income Portfolio.”

The fourth sentence of the first paragraph of the section of the Portfolio’s Prospectus titled “U.S. Core Fixed Income Portfolio—Approach” shall be replaced by the following:

The securities in which the Portfolio invests carry an investment grade rating at the time of purchase.

Effective November 1, 2005, the second paragraph of the section of the Portfolio’s Prospectus titled “U.S. Core Fixed Income Portfolio—Process” shall be replaced by the following:

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

Please retain this supplement for future reference.

LIT MPSFX 08/05

Statement of Additional Information Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated August 25, 2005 to the Statement of Additional Information dated January 31, 2005 of:

U.S. Core Fixed Income Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust approved changing the name of the U.S. Core Fixed Income Portfolio (the “Portfolio”) to “Core Fixed Income Portfolio.” All references to “U.S. Core Fixed Income Portfolio” in the Statement of Additional Information are replaced with “Core Fixed Income Portfolio.”

Please retain this supplement for future reference.

LIT SPT SER 08/05

Adviser Class Prospectus Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated

August 25, 2005 to

the Adviser Class

Prospectus dated

January 31, 2005 of:

U.S. Mid Cap Value Portfolio

The following sentence is hereby added within the “U.S. Mid Cap Value Portfolio—Process” section of the Portfolio’s Prospectus:

The Portfolio may invest up to 20% of its net assets in Real Estate Investment Trusts (“REITs”).

The following paragraph is hereby added within the “U.S. Mid Cap Value Portfolio—Principal Risks” section of the Portfolio’s Prospectus:

REITs pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please retain this supplement for future reference.

LIT SPT USMC ADV 08/05

Institutional Class Prospectus Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated

August 25, 2005 to

the Institutional

Class Prospectus

dated January 31,

2005 of:

U.S. Mid Cap Value Portfolio

The following sentence is hereby added within the “U.S. Mid Cap Value Portfolio—Process” section of the Portfolio’s Prospectus:

The Portfolio may invest up to 20% of its net assets in Real Estate Investment Trusts (“REITs”).

The following paragraph is hereby added within the “U.S. Mid Cap Value Portfolio—Principal Risks” section of the Portfolio’s Prospectus:

REITs pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please retain this supplement for future reference.

LIT SPT USMC INS 08/05

Investment Class Prospectus Supplement

August 25, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated August 25, 2005 to the Investment Class Prospectus dated January 31, 2005 of:

U.S. Mid Cap Value Portfolio

The following sentence is hereby added within the “U.S. Mid Cap Value Portfolio—Process” section of the Portfolio’s Prospectus:

The Portfolio may invest up to 20% of its net assets in Real Estate Investment Trusts (“REITs”).

The following paragraph is hereby added within the “U.S. Mid Cap Value Portfolio—Principal Risks” section of the Portfolio’s Prospectus:

REITs pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please retain this supplement for future reference.

LIT SPT USMC ADV 08/05